CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 1,533	$ 100,857	$ 3,402
Accounts receivable, net	27,600	27,600	29,700
Prepaid expenses and other current assets	2,296	3,651	4,968
Total current assets	31,429	132,108	38,070
Total Assets	31,429	132,108	189,841
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts payable and accrued liabilities	4,085,528	4,027,183	4,167,061
Accrued interest	440,348	398,356
Derivative liabilities	403,548	399,160	4,685,675
Deferred revenue	10,000	10,000	0
Lease liability - operating leases, current	99,477	99,477	99,477
Notes payable, net of discounts	639,416	639,416
SBA loan payable	363,216	367,801	393,761
Convertible Notes Payable, Net	637,468	503,341	0
Other current liabilities	96,136	96,136	96,136
Preferred stock dividends payable	26,314	26,314
Legal settlements	3,450,831	3,387,536	2,666,675
Series A preferred stock liability, current	9,242,699	9,447,335	5,160,815
Total current liabilities	19,494,981	19,402,055	18,443,143
Series A preferred stock liability, non-current	4,428,395	4,202,644	8,162,644
Total liabilities	23,923,376	23,604,699	26,605,787
Commitments and contingencies	0	0	0
Common Stock, Value, Issued	177,955	150,931	97,623
Additional paid-in capital	40,063,593	39,732,684	37,341,335
Accumulated deficit	(64,133,916)	(63,356,627)	(63,855,351)
Total stockholders’ deficit	(23,891,947)	(23,472,591)	(26,415,946)
Total liabilities and stockholders’ deficit	31,429	132,108	189,841
Current assets
Intangible assets, net		0	151,771
Current liabilities
Royalty payable		0	150,000
Non Related Party
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accrued interest		398,356	374,376
Notes payable, net of discounts		639,416	548,137
Preferred stock dividends payable		26,314	0
Related Party
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accrued interest		0	22,547
Notes payable, net of discounts		0	64,044
Preferred stock dividends payable		0	14,439
Series D Preferred Stock
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value, Issued	0	0	250
Series F Preferred Stock
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value, Issued	0	0	0
Series X Preferred Stock
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value, Issued	$ 421	$ 421	$ 197